Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash and cash equivalents from continuing operations
Cash and cash equivalents	$ 70,800	[1]	$ 272,936	[1]
Cash and cash equivalents of discontinued operations	1,616		1,603
Total cash and cash equivalents	72,416	[1]	274,539	[1]	294,957	[1]	643,379	[1]
Russian ruble bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	16,467		21,642
U.S. dollar bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	32,058		211,776
Euro bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	16,346		19,243
Bank accounts in other currencies [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	5,250		15,155
Other Bank Accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	$ 679		$ 5,120

[1]	See Note 5